FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-21357
                                   ----------

                Franklin Templeton Limited Duration Income Trust
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

         Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
         -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   650/312/2000
                                                     --------------

Date of fiscal year end:   03/31
                         -----------

Date of reporting period:  6/30/08
                          ----------


Item 1. Schedule of Investments.


Franklin Templeton
Limited Duration Income Trust

QUARTERLY STATEMENT OF INVESTMENTS
JUNE 30, 2008

CONTENTS

Statement of Investments .................................................    3
Notes to Statement of Investments ........................................   15

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED)

                                                                            COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT(a)     VALUE
                                                                            --------------------  -------------------  -----------
       CORPORATE BONDS 46.1%
       AUTOMOBILES & COMPONENTS 1.5%
       Ford Motor Credit Co. LLC,
       (b) FRN, 7.163%, 4/15/12 ..........................................      United States          1,000,000       $   937,416
           senior note, 5.80%, 1/12/09 ...................................      United States          4,000,000         3,819,896
           senior note, 9.875%, 8/10/11 ..................................      United States            500,000           421,654
                                                                                                                       -----------
                                                                                                                         5,178,966
                                                                                                                       -----------
       BANKS 0.3%
   (c) ICICI Bank Ltd., 144A, 6.625%, 10/03/12 ...........................          India              1,000,000           988,074
                                                                                                                       -----------
       CAPITAL GOODS 1.7%
       RBS Global & Rexnord Corp., senior note, 9.50%, 8/01/14 ...........      United States          2,000,000         1,940,000
       RSC Equipment Rental Inc., senior note, 9.50%, 12/01/14 ...........      United States          2,500,000         2,100,000
       TransDigm Inc., senior sub. note, 7.75%, 7/15/14 ..................      United States          2,000,000         1,985,000
                                                                                                                       -----------
                                                                                                                         6,025,000
                                                                                                                       -----------
       COMMERCIAL SERVICES & SUPPLIES 1.2%
   (b) ARAMARK Corp., senior note, FRN, 6.373%, 2/01/15 ..................      United States          2,500,000         2,350,000
       JohnsonDiversey Holdings Inc., senior disc. note, 10.67%,
          5/15/13 ........................................................      United States          2,000,000         2,000,000
                                                                                                                       -----------
                                                                                                                         4,350,000
                                                                                                                       -----------
       CONSUMER DURABLES & APPAREL 1.7%
       Jarden Corp., senior sub. note, 7.50%, 5/01/17 ....................      United States          2,500,000         2,187,500
       Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ..............      United States          2,000,000         1,975,000
       KB Home, senior note, 6.375%, 8/15/11 .............................      United States          2,000,000         1,850,000
                                                                                                                       -----------
                                                                                                                         6,012,500
                                                                                                                       -----------
       CONSUMER SERVICES 3.2%
       Host Marriott LP, senior note, K, 7.125%, 11/01/13 ................      United States          2,500,000         2,337,500
       MGM MIRAGE, senior note, 6.75%, 4/01/13 ...........................      United States          3,000,000         2,602,500
   (c) Outback Steakhouse Inc., senior note, 144A, 10.00%, 6/15/15 .......      United States          1,500,000           978,750
       Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ....      United States          2,000,000         2,010,000
       Royal Caribbean Cruises Ltd., senior note, 8.00%, 5/15/10 .........      United States          3,000,000         3,045,000
                                                                                                                       -----------
                                                                                                                        10,973,750
                                                                                                                       -----------
       DIVERSIFIED FINANCIALS 5.8%
       CIT Group Funding Co. of Canada, senior note, 4.65%, 7/01/10 ......      United States          1,100,000           920,629
       CIT Group Inc., senior note, 7.625%, 11/30/12 .....................      United States          1,900,000         1,581,193
       General Electric Capital Corp., 4.80%, 5/01/13 ....................      United States          3,000,000         2,943,378
       GMAC LLC,
          7.25%, 3/02/11 .................................................      United States          2,000,000         1,471,158
          6.875%, 8/28/12 ................................................      United States          3,000,000         2,056,683
       JPMorgan Chase & Co., sub. note, 5.75%, 1/02/13 ...................      United States          3,000,000         3,023,574
       Lehman Brothers Holdings Inc., senior note, 6.20%, 9/26/14 ........      United States          3,000,000         2,870,280


                     Quarterly Statement of Investments | 3

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED) (CONTINUED)

                                                                            COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT(a)     VALUE
                                                                            --------------------  -------------------  -----------
       CORPORATE BONDS (CONTINUED)
       DIVERSIFIED FINANCIALS (CONTINUED)
       Merrill Lynch & Co. Inc.,
          5.45%, 2/05/13 .................................................      United States          2,500,000       $ 2,361,282
          6.15%, 4/25/13 .................................................      United States            500,000           485,294
       Morgan Stanley, sub. note, 4.75%, 4/01/14 .........................      United States          2,500,000         2,282,825
                                                                                                                       -----------
                                                                                                                        19,996,296
                                                                                                                       -----------
       ENERGY 4.3%
       Chesapeake Energy Corp., senior note, 7.50%, 6/15/14 ..............      United States          4,000,000         3,990,000
       Compagnie Generale de Geophysique-Veritas, senior note, 7.50%,
          5/15/15 ........................................................         France              2,000,000         2,005,000
       El Paso Corp., senior note, 6.875%, 6/15/14 .......................      United States          1,800,000         1,813,248
       Mariner Energy Inc., senior note, 7.50%, 4/15/13 ..................      United States          2,000,000         1,950,000
   (c) Petroplus Finance Ltd., senior note, 144A, 6.75%, 5/01/14 .........       Switzerland           2,500,000         2,275,000
   (c) SandRidge Energy Inc., senior note, 144A, 8.00%, 6/01/18 ..........      United States            900,000           909,000
       The Williams Co. Inc., 8.125%, 3/15/12 ............................      United States          2,000,000         2,110,000
                                                                                                                       -----------
                                                                                                                        15,052,248
                                                                                                                       -----------
       FOOD, BEVERAGE & TOBACCO 1.5%
       Dean Foods Inc., senior note, 7.00%, 6/01/16 ......................      United States          1,200,000         1,047,000
       Dole Food Co. Inc., senior note, 8.625%, 5/01/09 ..................      United States            100,000            95,750
       Reynolds American Inc., senior secured note, 7.25%, 6/01/13 .......      United States          2,000,000         2,078,394
       Smithfield Foods Inc., senior note, 8.00%, 10/15/09 ...............      United States          2,000,000         2,000,000
                                                                                                                       -----------
                                                                                                                         5,221,144
                                                                                                                       -----------
       HEALTH CARE EQUIPMENT & SERVICES 5.1%
       Coventry Health Care Inc., senior note, 5.875%, 1/15/12 ...........      United States          3,000,000         2,898,666
       DaVita Inc.,
          senior note, 6.625%, 3/15/13 ...................................      United States            900,000           868,500
          senior sub. note, 7.25%, 3/15/15 ...............................      United States          1,000,000           977,500
       FMC Finance III SA, senior note, 6.875%, 7/15/17 ..................         Germany             2,000,000         1,975,000
       HCA Inc., senior secured note, 9.125%, 11/15/14 ...................      United States          3,000,000         3,075,000
       Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 .............      United States          2,500,000         2,406,250
(b, d) U.S. Oncology Holdings Inc., senior note, FRN, PIK, 7.949%,
          3/15/12 ........................................................      United States          2,107,000         1,675,065
   (d) United Surgical Partners International Inc., senior sub. note, PIK,
          9.25%, 5/01/17 .................................................      United States          2,000,000         1,850,000
       Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
          10/01/14 .......................................................      United States          2,000,000         1,990,000
                                                                                                                       -----------
                                                                                                                        17,715,981
                                                                                                                       -----------
       INSURANCE 0.5%
   (c) Metropolitan Life Global Funding I, senior secured note, 144A,
          5.125%, 4/10/13 ................................................      United States          1,700,000         1,676,418
                                                                                                                       -----------
       MATERIALS 4.3%
       Crown Americas Inc., senior note, 7.625%, 11/15/13 ................      United States          3,000,000         3,007,500
   (b) Freeport-McMoRan Copper & Gold Inc., senior note, FRN, 5.883%,
          4/01/15 ........................................................      United States          3,000,000         3,033,330


                     4 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED) (CONTINUED)

                                                                            COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT(a)      VALUE
                                                                            --------------------  -------------------  ------------
       CORPORATE BONDS (CONTINUED)
       MATERIALS (CONTINUED)
       Huntsman International LLC, senior sub. note, 7.875%, 11/15/14 ....      United States          1,500,000       $  1,380,000
   (c) Ineos Group Holdings PLC, 144A, 8.50%, 2/15/16 ....................     United Kingdom          3,000,000          1,987,500
   (c) MacDermid Inc., senior sub. note, 144A, 9.50%, 4/15/17 ............      United States          2,000,000          1,820,000
       Nalco Co., senior sub. note, 8.875%, 11/15/13 .....................      United States          2,500,000          2,575,000
       Smurfit Kappa Funding PLC, senior sub. note, 7.75%, 4/01/15 .......         Ireland             1,200,000          1,098,000
                                                                                                                       ------------
                                                                                                                         14,901,330
                                                                                                                       ------------
       MEDIA 6.3%
       CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ..............         Canada              3,000,000          2,685,000
       CCH II LLC, senior note, 10.25%, 9/15/10 ..........................      United States          4,000,000          3,890,000
       CSC Holdings Inc., senior note, 8.125%, 7/15/09 ...................      United States          1,000,000          1,010,000
       Dex Media Finance/West, senior sub. note, 9.875%, 8/15/13 .........      United States          4,000,000          3,610,000
       DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 ................      United States          1,000,000          1,035,000
       Lamar Media Corp., senior sub. note,
          7.25%, 1/01/13 .................................................      United States          1,000,000            966,250
          C, 6.625%, 8/15/15 .............................................      United States          2,000,000          1,830,000
       Liberty Media Corp., senior note, 7.875%, 7/15/09 .................      United States          2,000,000          2,029,760
       Quebecor Media Inc., senior note, 7.75%, 3/15/16 ..................         Canada              2,500,000          2,337,500
       Radio One Inc., senior sub. note, B, 8.875%, 7/01/11 ..............      United States          2,000,000          1,705,000
   (c) Rainbow National Services LLC, senior sub. deb., 144A, 10.375%,
          9/01/14 ........................................................      United States            600,000            640,500
                                                                                                                       ------------
                                                                                                                         21,739,010
                                                                                                                       ------------
       RETAILING 0.5%
       Michaels Stores Inc., senior note, 10.00%, 11/01/14 ...............      United States          2,000,000          1,742,500
                                                                                                                       ------------
       SOFTWARE & SERVICES 1.2%
       SunGard Data Systems Inc., senior note, 9.125%, 8/15/13 ...........      United States          4,000,000          4,060,000
                                                                                                                       ------------
       TECHNOLOGY HARDWARE & EQUIPMENT 1.1%
   (c) Nortel Networks Ltd., senior note, 144A, 10.75%, 7/15/16 ..........         Canada              1,300,000          1,293,500
       Sanmina-SCI Corp.,
       (b, c) senior note, 144A, FRN, 5.526%, 6/15/14 ....................      United States          1,000,000            930,000
              senior sub. note, 6.75%, 3/01/13 ...........................      United States          1,700,000          1,534,250
                                                                                                                       ------------
                                                                                                                          3,757,750
                                                                                                                       ------------
       TELECOMMUNICATION SERVICES 3.7%
   (c) Digicel Group Ltd., senior note, 144A, 8.875%, 1/15/15 ............         Jamaica             2,000,000          1,907,500
   (c) Intelsat Subsidiary Holding Co. Ltd., senior note, 144A, 8.50%,
          1/15/13 ........................................................         Bermuda             2,000,000          1,960,000
       MetroPCS Wireless Inc., senior note, 9.25%, 11/01/14 ..............      United States          2,000,000          1,935,000
       Millicom International Cellular SA, senior note, 10.00%,
          12/01/13 .......................................................       Luxembourg            2,000,000          2,130,000
       Qwest Communications International Inc., senior note, B, 7.50%,
          2/15/14 ........................................................      United States          2,000,000          1,910,000
   (c) Wind Acquisition Finance SA, senior note, 144A, 10.75%,
          12/01/15 .......................................................          Italy              3,000,000          3,165,000
                                                                                                                       ------------
                                                                                                                         13,007,500
                                                                                                                       ------------


                     Quarterly Statement of Investments | 5

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED) (CONTINUED)

                                                                            COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT(a)      VALUE
                                                                            --------------------  -------------------  ------------
       CORPORATE BONDS (CONTINUED)
       UTILITIES 2.2%
       Dynegy Holdings Inc., senior note, 7.50%, 6/01/15 .................      United States          2,000,000        $ 1,855,000
       NRG Energy Inc., senior note, 7.25%, 2/01/14 ......................      United States          2,800,000          2,681,000
       PNM Resources Inc., senior note, 9.25%, 5/15/15 ...................      United States          1,000,000          1,037,500
   (c) Texas Competitive Electric Holdings Co. LLC, senior note, 144A,
          10.25%, 11/01/15 ...............................................      United States          2,000,000          1,970,000
                                                                                                                       ------------
                                                                                                                          7,543,500
                                                                                                                       ------------
       TOTAL CORPORATE BONDS (COST $169,005,093) .........................                                              159,941,967
                                                                                                                       ------------
       MORTGAGE-BACKED SECURITIES 36.4%
   (b) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.3%
       FHLMC, 4.452%, 5/01/34 ............................................      United States          1,035,678          1,041,975
                                                                                                                       ------------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 11.9%
   (e) FHLMC Gold 15 Year, 4.50%, 7/01/19 ................................      United States          2,475,000          2,391,469
   (e) FHLMC Gold 15 Year, 5.00%, 7/01/18 ................................      United States          4,582,000          4,525,440
       FHLMC Gold 15 Year, 5.50%, 7/01/19 ................................      United States            248,290            251,552
   (e) FHLMC Gold 15 Year, 6.00%, 7/01/18 ................................      United States          1,166,000          1,193,511
   (e) FHLMC Gold 30 Year, 5.50%, 7/15/37 ................................      United States          8,722,000          8,592,531
       FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/33 .....................      United States          3,661,090          3,725,738
   (e) FHLMC Gold 30 Year, 6.00%, 7/01/32 ................................      United States         14,585,000         14,733,125
   (e) FHLMC Gold 30 Year, 6.50%, 7/01/29 ................................      United States          2,711,000          2,794,447
       FHLMC Gold 30 Year, 7.00%, 9/01/27 ................................      United States            831,331            881,351
       FHLMC Gold 30 Year, 8.00%, 1/01/31 ................................      United States            130,109            140,979
       FHLMC Gold 30 Year, 8.50%, 7/01/31 ................................      United States          1,773,230          1,964,999
                                                                                                                       ------------
                                                                                                                         41,195,142
                                                                                                                       ------------
   (b) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.6%
       FNMA, 4.586%, 7/01/34 .............................................      United States          1,909,644          1,932,377
       FNMA, 5.992%, 6/01/32 .............................................      United States            104,693            106,789
                                                                                                                       ------------
                                                                                                                          2,039,166
                                                                                                                       ------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 21.0%
   (e) FNMA 15 Year, 5.00%, 7/01/18 ......................................      United States          1,420,000          1,404,247
   (e) FNMA 15 Year, 5.50%, 7/01/17 ......................................      United States          7,885,000          7,937,979
   (e) FNMA 15 Year, 6.00%, 7/01/17 ......................................      United States          8,041,000          8,243,279
       FNMA 15 Year, 6.50%, 7/01/20 ......................................      United States            403,332            412,425
       FNMA 15 Year, 7.00%, 9/01/18 ......................................      United States            297,494            314,749
   (e) FNMA 30 Year, 5.00%, 7/15/37 ......................................      United States          5,864,000          5,621,195
   (e) FNMA 30 Year, 5.50%, 7/01/33 ......................................      United States         12,298,000         12,123,135
       FNMA 30 Year, 6.00%, 4/01/33 ......................................      United States          1,009,174          1,025,080
   (e) FNMA 30 Year, 6.00%, 7/15/37 ......................................      United States         17,910,000         18,069,507
   (e) FNMA 30 Year, 6.50%, 7/01/32 ......................................      United States         15,123,000         15,569,597
       FNMA 30 Year, 6.50%, 8/01/32 ......................................      United States          1,319,622          1,370,114
       FNMA 30 Year, 8.00%, 10/01/29 .....................................      United States            209,736            227,850
       FNMA 30 Year, 8.50%, 8/01/26 ......................................      United States            479,715            526,268
                                                                                                                       ------------
                                                                                                                         72,845,425
                                                                                                                       ------------


                     6 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED) (CONTINUED)

                                                                            COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT(a)      VALUE
                                                                            --------------------  -------------------  ------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 2.6%
   (e) GNMA I SF 30 Year, 5.50%, 7/01/33 .................................      United States          5,910,000       $  5,881,372
       GNMA I SF 30 Year, 6.50%, 9/15/32 - 6/15/31 .......................      United States          2,234,900          2,320,790
       GNMA II SF 30 Year, 7.00%, 1/20/24 - 1/20/29 ......................      United States            206,754            220,156
       GNMA II SF 30 Year, 8.00%, 1/20/28 - 2/20/32 ......................      United States            427,746            467,067
                                                                                                                       ------------
                                                                                                                          8,889,385
                                                                                                                       ------------
       TOTAL MORTGAGE-BACKED SECURITIES
          (Cost $125,921,117) ............................................                                              126,011,093
                                                                                                                       ------------
       ASSET-BACKED SECURITIES AND COMMERCIAL
       MORTGAGE-BACKED SECURITIES 7.5%
       BANKS 3.9%
       Banc of America Commercial Mortgage Inc., 2005-3, A2, 4.501%,
          7/10/43 ........................................................      United States          5,000,000          4,949,277
   (b) Citigroup/Deutsche Bank Commercial Mortgage Trust, 2005-CD1,
          A3, FRN, 5.225%, 7/15/44 .......................................      United States          3,000,000          2,956,807
          A4, FRN, 5.225%, 7/15/44 .......................................      United States            400,000            386,384
       Greenwich Capital Commercial Funding Corp., 2004-GG1, A7,
          5.317%, 6/10/36 ................................................      United States          1,605,000          1,579,531
       GS Mortgage Securities Corp. II, 2003-C1, A3, 4.608%, 1/10/40 .....      United States            400,000            383,919
       LB-UBS Commercial Mortgage Trust,
       (b) 2002-C2, A4, FRN, 5.594%, 6/15/31 .............................      United States          2,000,000          2,010,254
           2005-C1, A2, 4.31%, 2/15/30 ...................................      United States          1,395,000          1,381,900
                                                                                                                       ------------
                                                                                                                         13,648,072
                                                                                                                       ------------
       COMMERCIAL SERVICES & SUPPLIES 0.0%(f)
   (b) Merrill Lynch Mortgage Investors Trust, 2003-OPT1, B2, FRN,
          5.233%, 7/25/34 ................................................      United States            275,237             47,306
                                                                                                                       ------------

       DIVERSIFIED FINANCIALS 3.6%
   (b) Argent Securities Inc., 2003-W5, M4, FRN, 6.233%, 10/25/33 ........      United States          1,421,498            907,717
   (b) Chase Credit Card Master Trust, 2003-6, A, FRN, 2.581%,
          2/15/11 ........................................................      United States          1,700,000          1,699,147
   (b) Chase Funding Mortgage Loan Asset-Backed Certificates, 2004-2,
          2A2, FRN, 2.733%, 2/25/35 ......................................      United States          1,922,951          1,712,569
   (b) Chase Issuance Trust, 2005-A9, A9, FRN, 2.491%, 11/15/11 ..........      United States          1,000,000            995,202
       Citigroup Commercial Mortgage Trust, 2008-C7, A4, 6.095%,
          12/10/49 .......................................................      United States            700,000            685,161
   (b) GSAMP Trust, 2003-AHL, B1, FRN, 6.483%, 10/25/33 ..................      United States          1,333,924            639,762
   (b) JPMorgan Chase Commercial Mortgage Securities Corp., 2005-LD5,
          A4, FRN, 5.179%, 12/15/44 ......................................      United States          1,000,000            964,882
   (b) MBNA Master Credit Card Trust, 1997-B, A, FRN, 2.631%,
          8/15/14 ........................................................      United States          3,000,000          2,942,549
   (b) Morgan Stanley ABS Capital,
          2003-HE3, B1, FRN, 5.783%, 10/25/33 ............................      United States            824,961            371,374
          2003-NC10, B1, FRN, 7.433%, 10/25/33 ...........................      United States            605,756            159,028
   (b) Morgan Stanley Dean Witter Capital I, 2003-NC3, B1, FRN, 6.983%,
          3/25/33 ........................................................      United States            683,608            124,933


                     Quarterly Statement of Investments | 7

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED) (CONTINUED)

                                                                            COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT(a)      VALUE
                                                                            --------------------  -------------------  ------------
       ASSET-BACKED SECURITIES AND COMMERCIAL
       MORTGAGE-BACKED SECURITIES (CONTINUED)
       DIVERSIFIED FINANCIALS (CONTINUED)
   (b) New Century Home Equity Loan Trust, 2003-2, M3, FRN, 8.033%,
          1/25/33 ........................................................      United States            903,015       $    128,481
   (b) Option One Mortgage Loan Trust, 2003-6, M5, FRN, 5.783%,
          11/25/33 .......................................................      United States            999,439            402,652
   (b) Specialty Underwriting & Residential Finance, 2003-BC4, B2, FRN,
          4.983%, 11/25/34 ...............................................      United States            465,742            175,599
   (b) Structured Asset Investment Loan Trust,
          2003-BC2, M3, FRN, 5.733%, 4/25/33 .............................      United States             13,987              1,967
          2003-BC13, M4, FRN, 6.608%, 11/25/33 ...........................      United States            586,583            385,309
                                                                                                                       ------------
                                                                                                                         12,296,332
                                                                                                                       ------------
       TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
          MORTGAGE-BACKED SECURITIES (COST $30,976,663) ..................                                               25,991,710
                                                                                                                       ------------
   (b) SENIOR FLOATING RATE INTERESTS 57.1%
       AUTOMOBILES & COMPONENTS 2.6%
       Allison Transmission, Term Loan B, 5.23% - 5.47%, 8/07/14 .........      United States          2,481,250          2,220,719
       Cooper Standard Automotive Inc., Term Loan D, 5.313%,
          12/23/11 .......................................................      United States            877,500            844,594
       Federal Mogul Corp., Term Loan B, 4.40% - 4.42%, 12/27/14 .........      United States          2,750,000          2,310,000
       Key Safety Systems Inc., Term Loan B, 4.74% - 5.07%, 3/10/14 ......      United States          1,994,949          1,760,543
       TRW Automotive Inc., Tranche B-1 Term Loan, 4.188% - 4.25%,
          2/09/14 ........................................................      United States          1,908,091          1,852,040
                                                                                                                       ------------
                                                                                                                          8,987,896
                                                                                                                       ------------
       CAPITAL GOODS 4.3%
       Goodman Global Holdings Co. Inc., Term Loan B, 7.50%,
          2/13/14 ........................................................      United States          3,300,000          3,264,937
       GPS CCMP Merger Corp. (Generac), Term Loan B, 5.184%,
          11/12/13 .......................................................      United States          1,312,646          1,101,802
       Oshkosh Truck Corp.,
          Term Loan A, 3.95% - 4.18%, 12/06/11 ...........................      United States            775,000            726,563
          Term Loan B, 4.20% - 4.43%, 12/06/13 ...........................      United States          2,834,750          2,669,391
       RBS Global Inc. (Rexnord Corp.), Term Loan, 4.983% - 5.318%,
          7/22/13 ........................................................      United States          3,000,000          2,838,750
       Spirit Aerosystems Inc. (Onex Wind Finance LP), Term Loan B,
          4.568%, 12/31/11 ...............................................      United States          1,266,664          1,232,622
       TriMas Co. LLC,
          Term Loan B, 5.157%, 8/02/13 ...................................      United States          1,588,628          1,505,225
          Tranche B-1 L/C, 4.69%, 8/02/11 ................................      United States            373,136            353,547
       URS Corp., Term Loan B, 5.308%, 5/15/13 ...........................      United States          1,353,512          1,356,049
                                                                                                                       ------------
                                                                                                                         15,048,886
                                                                                                                       ------------
       COMMERCIAL SERVICES & SUPPLIES 3.9%
       Acco Brands Corp., Term Loan B, 4.428% - 4.553%, 8/17/12 ..........      United States            702,330            684,772
       Affinion Group Inc., Term Loan B, 4.983% - 5.178%, 10/17/12 .......      United States          4,000,000          3,873,332


                     8 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED) (CONTINUED)

                                                                            COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT(a)      VALUE
                                                                            --------------------  -------------------  ------------
   (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       COMMERCIAL SERVICES & SUPPLIES (CONTINUED)
   (e) ARAMARK Corp.,
          Synthetic L/C, 2.44%, 1/26/14 ..................................      United States            271,357       $    256,587
          Term Loan B, 4.676%, 1/26/14 ...................................      United States          4,271,345          4,038,847
       Nielsen Finance LLC (VNU Inc.), Dollar Term Loan, 4.734%,
          8/09/13 ........................................................      United States          4,036,441          3,771,190
       West Corp., Term Loan B-2, 4.858% - 5.295%, 10/24/13 ..............      United States            870,297            799,896
                                                                                                                       ------------
                                                                                                                         13,424,624
                                                                                                                       ------------
       CONSUMER DURABLES & APPAREL 1.2%
       Jarden Corp., Term Loan B2, 4.551%, 1/24/12 .......................      United States          2,912,264          2,784,043
       Jostens IH Corp. (Visant Holding Corp.), Term Loan C, 5.171%,
          12/21/11 .......................................................      United States          1,350,000          1,331,438
                                                                                                                       ------------
                                                                                                                          4,115,481
                                                                                                                       ------------
       CONSUMER SERVICES 5.3%
       Arby's Restaurant Holdings LLC, Term Loan B, 4.733% - 5.149%,
          7/25/12 ........................................................      United States          1,524,172          1,451,774
       Education Management LLC, Term Loan C, 4.563%, 6/01/13 ............      United States          3,856,609          3,578,613
       Laureate Education Inc., Closing Date Term Loan, 5.733%,
          8/17/14 ........................................................      United States          2,339,855          2,179,965
       OSI Restaurant Partners LLC (Outback),
          Pre-Funded Revolving Credit, 2.596%, 6/14/13 ...................      United States            296,204            255,031
          Term Loan B, 5.125%, 6/14/14 ...................................      United States          3,712,764          3,196,690
       Penn National Gaming Inc., Term Loan B, 4.20% - 4.66%,
          10/03/12 .......................................................      United States          4,225,055          4,104,759
       VML U.S. Finance LLC (Venetian Macau),
          Delayed Draw, 5.06%, 5/25/12 ...................................          Macau              1,166,667          1,136,224
          New Project Term Loans, 5.06%, 5/25/13 .........................          Macau                977,778            952,264
          Term Loan B, 5.06%, 5/24/13 ....................................          Macau              1,703,704          1,659,247
                                                                                                                       ------------
                                                                                                                         18,514,567
                                                                                                                       ------------
       DIVERSIFIED FINANCIALS 0.5%
       Nuveen Investments Inc., Term Loan B, 5.483%, 11/13/14 ............      United States          1,895,250          1,775,849
                                                                                                                       ------------
       ENERGY 0.4%
       Dresser Inc., Term Loan B, 4.983% - 5.469%, 5/04/14 ...............      United States          1,559,077          1,503,730
                                                                                                                       ------------
       FOOD, BEVERAGE & TOBACCO 0.5%
       Dean Foods Co., Term Loan B, 3.99% - 4.31%, 4/02/14 ...............      United States          1,756,707          1,665,689
                                                                                                                       ------------
       HEALTH CARE EQUIPMENT & SERVICES 5.5%
       Bausch and Lomb Inc.,
          Delayed Draw Term Loan, 6.051%, 4/28/15 ........................      United States             84,000             82,504
          Parent Term Loan B, 6.051%, 4/28/15 ............................      United States            557,200            547,275
       Community Health Systems Inc., Term Loan, 4.733% - 4.899%,
          7/25/14 ........................................................      United States          2,448,964          2,311,798
       DaVita Inc., Term Loan B-1, 3.99% - 4.22%, 10/05/12 ...............      United States          3,717,434          3,579,658
       DJO Finance LLC, Term Loan B, 5.483% - 5.801%, 5/20/14 ............      United States          2,736,250          2,667,844


                     Quarterly Statement of Investments | 9

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED) (CONTINUED)

                                                                            COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT(a)      VALUE
                                                                            --------------------  -------------------  ------------
   (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       HEALTH CARE EQUIPMENT & SERVICES (CONTINUED)
       Fresenius Medical Care Holdings Inc., Term Loan B,
          4.019% - 4.184%, 3/31/13 .......................................      United States          1,504,464       $  1,464,032
       HCA Inc., Term Loan B-1, 5.051%, 11/18/13 .........................      United States          4,090,769          3,847,691
       Health Management Associates Inc., Term Loan B, 4.551%,
          2/28/14 ........................................................      United States          1,213,230          1,130,730
       Iasis Healthcare LLC,
          Delayed Draw Term Loan, 4.483%, 3/14/14 ........................      United States            480,176            456,368
          Initial Term Loan, 4.483%, 3/14/14 .............................      United States          1,387,750          1,318,941
          Synthetic L/C, 2.609%, 3/14/14 .................................      United States            128,047            121,698
       Vanguard Health Holding Co. II LLC, Replacement Term Loan,
          5.051%, 9/23/11 ................................................      United States          1,584,060          1,532,578
                                                                                                                       ------------
                                                                                                                         19,061,117
                                                                                                                       ------------
       HOUSEHOLD & PERSONAL PRODUCTS 0.0%(f)
       Central Garden & Pet Co., Term Loan B, 3.99%, 9/30/12 .............      United States            179,284            159,114
                                                                                                                       ------------
       INSURANCE 0.6%
       Conseco Inc., Term Loan, 4.483%, 10/10/13 .........................      United States          2,174,902          1,897,602
                                                                                                                       ------------
       MATERIALS 7.7%
       Anchor Glass Container Corp., Term Loan, 7.75%, 6/20/14 ...........      United States          1,200,000          1,183,500
       Celanese U.S. Holdings LLC, Dollar Term Loan, 4.188%, 4/02/14 .....      United States          3,989,924          3,803,519
       Georgia-Pacific Corp.,
          Additional Term Loan, 4.446% - 4.551%, 12/20/12 ................      United States          1,673,978          1,583,216
          Term Loan B, 4.399% - 4.551%, 12/20/12 .........................      United States          2,437,500          2,305,341
       Graphic Packaging International Inc., Term Loan B, 4.698% - 4.92%,
          5/16/14 ........................................................      United States          1,500,000          1,422,054
       Hexion Specialty Chemicals BV, Term Loan C-2, 5.063%, 5/03/13 .....       Netherlands             701,490            633,095
       Hexion Specialty Chemicals Inc., Term Loan C-1, 4.938%, 5/03/13 ...      United States          3,237,509          2,921,852
       Huntsman International LLC, Term Loan B, 4.233%, 4/19/14 ..........      United States          2,711,000          2,521,230
       Ineos U.S. Finance LLC,
          Term Loan B2, 4.885%, 12/16/13 .................................      United States            392,000            355,250
          Term Loan C2, 5.385%, 12/23/14 .................................      United States            392,000            355,250
       Lyondell Chemical Co.,
       (e) Tranche B-1, 7.75%, 12/20/14 ..................................      United States            750,000            663,758
           Tranche B-2, 7.00%, 12/20/14 ..................................      United States          2,000,000          1,750,000
       NewPage Corp., Term Loan, 6.56%, 12/22/14 .........................      United States            842,240            838,398
       Oxbow Carbon LLC,
          Delayed Draw Term Loan, 4.801%, 5/08/14 ........................      United States            239,195            226,338
          Term Loan B, 4.471% - 4.801%, 5/08/14 ..........................      United States          2,667,360          2,523,989
   (e) PQ Corp., Term Loan, 7.25%, 7/30/14 ...............................      United States          1,800,000          1,701,000
       Verso Paper Holdings LLC, Term Loan B, 4.551%, 8/01/13 ............      United States          1,904,298          1,821,779
                                                                                                                       ------------
                                                                                                                         26,609,569
                                                                                                                       ------------


                    10 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED) (CONTINUED)

                                                                            COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT(a)     VALUE
                                                                            --------------------  -------------------  ------------
   (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       MEDIA 10.7%
       Charter Communications Operating LLC, Term Loan, 4.90%,
          3/06/14 ........................................................      United States          2,356,654       $  2,074,659
       Citadel Broadcasting Corp., Term Loan B, 4.115% - 4.435%,
          6/12/14 ........................................................      United States          4,000,000          3,475,000
       CSC Holdings Inc. (Cablevision), Incremental Term Loan, 4.225%,
          3/29/13 ........................................................      United States            782,000            744,694
       Dex Media East LLC, Term Loan B, 4.49% - 4.81%, 10/24/14 ..........      United States          1,750,000          1,583,020
       Dex Media West LLC, Term Loan B, 7.00%, 10/24/14 ..................      United States          1,600,000          1,562,501
       Entravision Communications Corp., Term Loan B, 4.20%,
          3/29/13 ........................................................      United States          1,892,883          1,780,493
   (e) Gray Television Inc., Term Loan B, 4.19%, 12/31/14 ................      United States          1,703,537          1,533,183
       Idearc Inc., Term Loan B, 4.49% - 4.80%, 11/17/14 .................      United States          4,043,450          3,244,868
       Insight Midwest Holdings, Term Loan B, 4.69%, 4/02/14 .............      United States          2,160,000          2,081,706
       MCC Iowa,
          Term Loan Tranche D-1, 4.20% - 4.24%, 1/31/15 ..................      United States          1,499,788          1,380,430
          Term Loan Tranche D-2, 4.20% - 4.24%, 1/31/15 ..................      United States             58,115             53,490
          Term Loan E, 6.50%, 1/03/16 ....................................      United States            900,000            896,812
       Mission Broadcasting Inc., Term Loan B, 4.551%, 10/01/12 ..........      United States            887,287            829,613
       Nexstar Broadcasting Inc., Term Loan B, 4.649%, 10/01/12 ..........      United States            839,818            785,230
       Regal Cinemas Corp., Term Loan, 4.301%, 10/27/13 ..................      United States          3,788,920          3,598,421
       Tribune Co.,
          Term Loan B, 5.482%, 5/16/14 ...................................      United States          3,960,000          2,994,750
          Term Loan X, 5.478%, 5/16/09 ...................................      United States          1,000,000            960,417
       Univision Communications Inc., Initial Term Loan, 4.733% - 5.149%,
          9/29/14 ........................................................      United States          5,000,000          4,128,125
       UPC Financing Partnership, Term Loan N, 4.209%, 12/31/14 ..........       Netherlands           3,570,000          3,379,898
                                                                                                                       ------------
                                                                                                                         37,087,310
                                                                                                                       ------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.6%
       Mylan Inc., Term Loan B, 5.75%, 10/02/14 ..........................      United States          2,189,000          2,171,214
                                                                                                                       ------------
       REAL ESTATE 0.5%
       CB Richard Ellis Services Inc., Term Loan B, 3.982%, 12/20/13 .....      United States          1,725,951          1,632,102
                                                                                                                       ------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.7%
       Marvell Technology Group Ltd., Term Loan, 4.983%, 11/08/09 ........         Bermuda             2,342,000          2,271,740
                                                                                                                       ------------
       SOFTWARE & SERVICES 4.3%
       Affiliated Computer Services Inc.,
          Additional Term Loan, 4.448% - 4.483%, 3/20/13 .................      United States          1,764,000          1,712,458
          Term Loan B, 4.483%, 3/20/13 ...................................      United States            488,750            474,469
       Dealer Computer Services Inc. (Reynolds & Reynolds), First Lien
       Term Loan, 4.801%, 10/26/12 .......................................      United States          3,388,271          3,233,681
       Emdeon Business Services LLC, First Lien Term Loan, 4.81%,
          11/16/13 .......................................................      United States          2,599,478          2,482,502
       First Data Corp., Term Loan B-2, 5.231% - 5.552%, 9/24/14 .........      United States          2,977,500          2,741,905
       Lender Processing Services Inc., Term Loan B, 6.50%, 7/02/14 ......      United States          1,000,000          1,001,250


                     Quarterly Statement of Investments | 11

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED) (CONTINUED)

                                                                            COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT(a)     VALUE
                                                                            --------------------  -------------------  ------------
   (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       SOFTWARE & SERVICES (CONTINUED)
       Macrovision Solutions Corp., Term Loan B, 7.25%, 5/02/13 ..........      United States          1,250,000       $  1,251,563
       SunGard Data Systems Inc., New U.S. Term Loan, 4.508%,
          2/28/14 ........................................................      United States          2,014,371          1,912,142
                                                                                                                       ------------
                                                                                                                         14,809,970
                                                                                                                       ------------
       TECHNOLOGY HARDWARE & EQUIPMENT 1.9%
       CommScope Inc., Term Loan B, 4.983% - 5.301%, 12/27/14  ...........      United States          2,569,376          2,476,236
       Flextronics International USA Inc.,
          Term Loan A, 4.934% - 4.963%, 10/01/14 .........................      United States          1,854,964          1,698,838
          Term Loan A-1, 4.963%, 10/01/14 ................................      United States            531,696            486,945
       Sensus Metering Systems Inc.,
          Term Loan B1, 4.449% - 4.818%, 12/17/10 ........................      United States          2,084,295          1,980,080
          Term Loan B2, 4.483%, 12/17/10 .................................        Luxembourg              53,716             51,030
                                                                                                                       ------------
                                                                                                                          6,693,129
                                                                                                                       ------------
       TELECOMMUNICATION SERVICES 3.6%
       Alltel Communications Inc., Term Loan B-3, 5.232%, 5/18/15 ........      United States          2,487,500          2,475,063
       GCI Holdings Inc., Add-On Term Loan, 6.74%, 8/31/12 ...............      United States          2,400,000          2,361,000
       Intelsat Corp. (Panamsat),
          Tranche B-2-A, 5.184%, 1/03/14 .................................      United States          1,626,449          1,549,193
          Tranche B-2-B, 5.184%, 1/03/14 .................................      United States          1,625,960          1,548,727
          Tranche B-2-C, 5.184%, 1/03/14 .................................      United States          1,625,960          1,548,727
       Intelsat Subsidiary Holding Co. Ltd., Term Loan B, 5.184%,
          6/30/13 ........................................................      United States            873,476            852,185
       Windstream Corp., Tranche B-1, 4.22%, 7/17/13 .....................      United States          2,028,079          1,968,684
                                                                                                                       ------------
                                                                                                                         12,303,579
                                                                                                                       ------------
       UTILITIES 2.3%
       Dynegy Holdings Inc.,
          Term L/C Facility, 3.983%, 4/02/13 .............................      United States          2,923,913          2,758,712
          Term Loan B, 3.983%, 4/02/13 ...................................      United States             75,516             71,250
       NRG Energy Inc.,
          Credit Link, 2.701%, 2/01/13 ...................................      United States            819,782            782,949
          Term Loan, 4.301%, 2/01/13 .....................................      United States          1,673,579          1,598,383
       Texas Competitive Electric Holdings Co. LLC, Term Loan B-2,
          5.948% - 6.478%, 10/10/14 ......................................      United States          2,985,000          2,769,208
                                                                                                                       ------------
                                                                                                                          7,980,502
                                                                                                                       ------------
       TOTAL SENIOR FLOATING RATE INTERESTS
          (COST $206,446,349) ............................................                                              197,713,670
                                                                                                                       ------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 5.1%
       European Investment Bank, senior note, 4.50%, 5/15/13 .............     Supranational(g)        1,680,000 NOK        309,908
(b, h) Government of Argentina, senior bond, FRN, 3.092%, 8/03/12 ........        Argentina            3,950,000          2,087,015
       Government of Malaysia,
          6.45%, 7/01/08 .................................................         Malaysia            1,400,000 MYR        428,462
          7.00%, 3/15/09 .................................................         Malaysia            1,500,000 MYR        469,621
          3.756%, 4/28/11 ................................................         Malaysia            7,510,000 MYR      2,273,711


                     12 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED) (CONTINUED)

                                                                            COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT(a)     VALUE
                                                                            --------------------  -------------------  ------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
       Government of Norway,
          5.50%, 5/15/09 .................................................          Norway             3,360,000 NOK   $    655,001
          6.00%, 5/16/11 .................................................          Norway             3,850,000 NOK        763,422
       Government of Poland, 6.00%, 5/24/09 ..............................          Poland             5,645,000 PLN      2,628,660
       Government of Singapore, 5.625%, 7/01/08 ..........................        Singapore            2,150,000 SGD      1,580,359
       Government of Sweden,
          5.00%, 1/28/09 .................................................          Sweden             2,800,000 SEK        466,221
          4.00%, 12/01/09 ................................................          Sweden            15,300,000 SEK      2,517,151
       Korea Treasury Bond, 5.25%, 9/10/12 ...............................       South Korea       3,600,000,000 KRW      3,353,124
                                                                                                                       ------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $17,198,215) .............................................                                               17,532,655
                                                                                                                       ------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $549,547,437) ............................................                                              527,191,095
                                                                                                                       ------------
       SHORT TERM INVESTMENTS 2.5%
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 0.5%
   (i) Egypt Treasury Bills, 7/01/08 - 12/16/08 ..........................          Egypt              9,150,000 EGP      1,663,012
   (i) Government of Sweden, Strip, 9/17/08 ..............................          Sweden             1,500,000 SEK        246,821
   (i) Norway Treasury Bill, 9/17/08 .....................................          Norway               240,000 NOK         46,566
                                                                                                                       ------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $1,869,746) ..............................................                                                1,956,399
                                                                                                                       ------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
          (COST $551,417,183) ............................................                                              529,147,494
                                                                                                                       ------------

                                                                                                        SHARES
                                                                                                  -------------------
       MONEY MARKET FUND (COST $6,950,187) 2.0%
   (j) Franklin Institutional Fiduciary Trust Money Market Portfolio,
          2.17% ..........................................................      United States          6,950,187          6,950,187
                                                                                                                       ------------
       TOTAL INVESTMENTS (COST $558,367,370) 154.7% ......................                                              536,097,681
       PREFERRED SHARES (26.0)% ..........................................                                              (90,000,000)
       NET UNREALIZED LOSS ON FORWARD EXCHANGE
          CONTRACTS (0.0)%(f) ............................................                                                  (75,601)
       OTHER ASSETS, LESS LIABILITIES (28.7)% ............................                                              (99,501,075)
                                                                                                                       ------------
       NET ASSETS APPLICABLE TO COMMON SHARES 100.0%. ....................                                             $346,521,005
                                                                                                                       ============

CURRENCY ABBREVIATIONS

EGP - Egyptian Pound
KRW - South Korean Won
MYR - Malaysian Ringgit
NOK - Norwegian Krone
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar


                    Quarterly Statement of Investments | 13

Franklin Templeton
Limited Duration Income Trust

STATEMENT OF INVESTMENTS, JUNE 30, 2008 (UNAUDITED) (CONTINUED)

SELECTED PORTFOLIO ABBREVIATIONS

FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
GNMA  - Government National Mortgage Association
L/C   - Letter of Credit
PIK   - Payment-In-Kind
REIT  - Real Estate Investment Trust
SF    - Single Family

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At June 30, 2008, the aggregate value of these securities was $22,501,242, representing 6.49% of net assets.

(d)  Income may be received in additional securities and/or cash.

(e) A portion or all of the security purchased on a delayed delivery or to-be-announced basis.

(f)  Rounds to less than 0.1% of net assets.

(g) A supranational organization is an entity formed by two or more central governments through international treaties.

(h) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(i)  The security is traded on a discount basis with no stated coupon rate.

(j) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                    14 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Templeton Limited Duration Income Trust (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a diversified, closed-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the


                     Quarterly Statement of Investments | 15

Franklin Templeton
Limited Duration Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SECURITY VALUATION (CONTINUED)

time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At June 30, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ............................................   $560,229,053
                                                                   ============
Unrealized appreciation ........................................   $  2,578,866
Unrealized depreciation ........................................    (26,710,238)
                                                                   ------------
Net unrealized appreciation (depreciation) .....................   $(24,131,372)
                                                                   ============

4. FORWARD EXCHANGE CONTRACTS

At June 30, 2008, the Fund had the following forward exchange contracts outstanding:

                                                  CONTRACT       SETTLEMENT   UNREALIZED   UNREALIZED
                                                  AMOUNT(a)         DATE         GAIN        (LOSS)
                                               ---------------   ----------   ----------   ----------
CONTRACTS TO SELL
    1,905,000,000   South Korean Won .......     2,195,257 CHF     2/13/09      $338,545   $      --
        1,980,000   EURO ...................     2,964,515         3/04/09            --    (113,584)
          990,000   EURO ...................   150,663,150 JPY     3/05/09            --     (98,965)
          990,000   EURO ...................   152,260,020 JPY     3/09/09            --     (83,052)
          975,000   EURO ...................     1,487,509         3/16/09            --     (27,306)
          320,000   EURO ...................    49,532,800 JPY     4/06/09            --     (22,320)
      990,000,000   South Korean Won .......     1,002,096 CHF     4/24/09        40,308          --
        1,140,000   EURO ...................     1,753,685         5/29/09            --     (11,136)
      311,100,000   South Korean Won .......       313,640 CHF     6/02/09        11,488          --
        1,140,000   EURO ...................     1,736,961         6/03/09            --     (27,435)
          391,937   EURO ...................     1,955,883 MYR     6/12/09            --      (6,486)
        1,934,000   EURO ...................     2,957,183         6/15/09            --     (34,374)
          514,044   EURO ...................     2,552,999 MYR     6/15/09            --     (12,140)
        1,019,036   EURO ...................     5,044,228 MYR     6/16/09            --     (29,144)
                                                                                --------   ---------
Unrealized gain (loss) on forward exchange contracts ......................      390,341    (465,942)
                                                                                ========   =========
   Net unrealized gain (loss) on forward exchange contracts ...............                $ (75,601)
                                                                                           =========

(a)  In U.S. dollars unless otherwise indicated.

CURRENCY ABBREVIATIONS

CHF - Swiss Franc
JPY - Japanese Yen
MYR - Malaysian Ringgit


                    16 | Quarterly Statement of Investments

Franklin Templeton
Limited Duration Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)

5. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), on April 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2008, in valuing the Fund's assets and liabilities carried at fair value:

                                       LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
                                     ----------   ------------   -------   ------------
ASSETS:
   Investments in Securities         $6,950,187   $529,147,494   $    --   $536,097,681
   Other Financial Instruments(a)            --        390,341        --        390,341
LIABILITIES:
   Other Financial Instruments(a)            --        485,694        --        485,694

(a) Other financial instruments may include net unrealized appreciation (depreciation) of futures, forward exchange contracts, swaps, and unfunded loan commitments.


                    Quarterly Statement of Investments | 17

Franklin Templeton
Limited Duration Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)

6. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     18 | Quarterly Statement of Investments




Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Limited Duration Income Trust




By /s/GALEN G. VETTER
  ----------------------------------
         Galen G. Vetter
         Chief Executive Officer -
          Finance and Administration
Date  August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By /s/GALEN G. VETTER
  ----------------------------------
         Galen G. Vetter
         Chief Executive Officer -
          Finance and Administration
Date  August 27, 2008




By /s/LAURA F. FERGERSON
  -----------------------------------
         Laura F. Fergerson
         Chief Financial Officer and
          Chief Accounting Officer
Date  August 27, 2008